Note 7 - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2014	$46,428
2015	30,952
Total minimum lease payments	$77,380

Year Ending December 31,
2014	$184,002
2015	30,952
$214,954